Stockholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Description of public warrants for redemption Ext.		Redemptions of Warrants for Cash — Once the warrants become exercisable, the Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days' prior written notice of redemption to each warrant holder; and ● if, and only if, the reported last sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to each warrant holder. f and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Description of outstanding warrants for redemption	Redemption of Warrants for Shares of Class A Common Stock — Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding warrants: ● in whole and not in part; ● at a price equal to a number of shares of Class A common stock to be determined, based on the redemption date and the fair market value of the Company's Class A common stock; ● upon a minimum of 30 days' prior written notice of redemption; ● if, and only if, the last reported sale price of the Company's Class A common stock equals or exceeds $10.00 per share on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; ● if, and only if, the Private Placement Warrants are also concurrently exchanged at the same price (equal to a number of shares of the Company's Class A common stock) as the Company's outstanding Public Warrants, as described above; and ● if, and only if, there is an effective registration statement covering the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given.	Redemption of Warrants for Shares of Class A Common Stock — Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding warrants: ● in whole and not in part; ● at a price equal to a number of shares of Class A common stock to be determined, based on the redemption date and the fair market value of the Company's Class A common stock; ● upon a minimum of 30 days' prior written notice of redemption; ● if, and only if, the last reported sale price of the Company's Class A common stock equals or exceeds $10.00 per share on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; ● if, and only if, the Private Placement Warrants are also concurrently exchanged at the same price (equal to a number of shares of the Company's Class A common stock) as the Company's outstanding Public Warrants, as described above; and ● if, and only if, there is an effective registration statement covering the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given.
Business combination price	$ 9.20	$ 9.20
Shares issued and outstanding ownership percentage	20.00%	20.00%
Percentage of warrants adjustment	115.00%	115.00%
Class A Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,009,745	1,028,779	0
Common stock, shares outstanding	1,009,745	1,028,779	0
Common stock subject to possible redemption	29,990,255	26,971,221	26,971,221
Class B
Stockholders' Equity (Textual)
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	7,000,000	7,000,000	7,187,500
Common stock, shares outstanding	7,000,000	7,000,000	7,187,500